Regulatory Capital	9 Months Ended
Jul. 31, 2022
Regulatory Capital
Regulatory Capital

NOTE 21:  REGULATORY CAPITAL
The Bank manages its capital under guidelines established by OSFI. The regulatory capital guidelines measure capital in relation to credit, market, and operational risks. The Bank has various capital policies, procedures, and controls which it utilizes to achieve its goals and objectives. On November 22, 2019, the Bank was designated a global systemically important bank
(G-SIB).
During the nine months ended July 31, 2022, the Bank complied with the OSFI Basel III guidelines related to risk-based and l
everage
capital ratios. Effective January 1, 2016, OSFI’s target Common Equity Tier 1 (CET1), Tier 1, and Total Capital ratios for Canadian banks designated as domestic systemically important banks
(D-SIBs)
includes a 1% common equity capital surcharge bringing the targets to 8%, 9.5%, and 11.5%, respectively. On June 25, 2018, OSFI provided greater transparency related to previously undisclosed Pillar 2 CET1 capital buffers through the introduction of the public domestic stability buffer (DSB) which is held by
D-SIBs
against Pillar 2 risks. The current buffer is set at 2.5% of total risk-weighted assets (RWA) and must be met with CET1 Capital, effectively raising the OSFI CET1
,
Tier 1, and Total Capital
minimum target
ratio
s
t
o 10.5%
, 12.0% and 14.0%, respectively
. The OSFI target includes the greater of the
D-SIB
or
G-SIB
surcharge, both of which are currently 1%.
On September 23, 2018, the Canadian
Bail-in
regime came into effect, including OSFI’s Total Loss Absorbing Capacity (TLAC) guideline. Under this guideline, the Bank was required to meet supervisory risk-based TLAC target of 24.0% of RWA, inclusive of the 2.50% DSB, and TLAC leverage ratio target of 6.75% by November 1, 2021. Changes to the DSB will result in corresponding changes to the risk-based TLAC target ratio.
The following table summarizes the Bank’s regulatory capital positions as at July 31, 2022 and October 31, 2021.
Regulatory Capital Position

(millions of Canadian dollars, except as noted)		As at
	July 31 2022	October 31 2021
Capital
Common Equity Tier 1 Capital	$73,975	$69,937
Tier 1 Capital	80,734	75,716
Total Capital	93,182	87,987
Risk-weighted assets used in the calculation of capital ratios	495,706	460,270
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	14.9%	15.2%
Tier 1 Capital ratio	16.3	16.5
Total Capital ratio	18.8	19.1
Leverage ratio	4.3	4.8
TLAC Ratio	32.0	28.3

TLAC Leverage Ratio	8.5	8.2